Document and Entity Information	0 Months Ended
Dec. 19, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 19, 2012
Registrant Name	Neuberger Berman Alternative Funds
Central Index Key	0001317474
Amendment Flag	false
Document Creation Date	Dec. 19, 2012
Document Effective Date	Dec. 19, 2012
Prospectus Date	Dec. 19, 2012